FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 215.4	$ 106.4
Loans receivable	2.6	2.6
Accounts payable, accrued liabilities and other current liabilities	120.4
Loan payable	12.7	122.6	$ 8.5
Convertible senior notes	231.2	0.0
Financial assets at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0.0	0.0
Other investments	1.0	1.1
Accounts and other receivables	20.6	3.3
Derivative assets	9.1
Loans receivable	0.0	0.0
Total financial assets	30.7	4.4
Financial assets at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	215.4	106.4
Other investments	0.0	0.0
Accounts and other receivables	3.1	0.3
Derivative assets	0.0
Loans receivable	2.6	2.6
Total financial assets	221.1	109.3
Financial liabilities at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	111.5	50.1
Derivative liabilities	0.0	0.0
Copper stream liability	0.0
Contingent payment	0.0
Loan payable	12.7	120.2
Convertible senior notes	231.2
Total financial liabilities	355.4	170.3
Financial liabilities at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	8.9	3.8
Derivative liabilities	130.3	26.9
Copper stream liability	44.7
Contingent payment	8.8
Loan payable	0.0	0.0
Convertible senior notes	0.0
Total financial liabilities	192.7	30.7
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	215.4	106.4
Other investments	1.0	1.1
Accounts and other receivables	23.8	3.6
Derivative assets	9.1
Loans receivable	2.6	2.6
Total financial assets	251.9	113.7
Accounts payable, accrued liabilities and other current liabilities	120.4	53.9
Derivative liabilities	130.3	26.9
Copper stream liability	44.7
Contingent payment	8.8
Loan payable	12.7	120.2
Convertible senior notes	231.2
Total financial liabilities	548.1	201.0
At fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	215.4	106.4
Other investments	1.0	1.1
Accounts and other receivables	23.8	3.6
Derivative assets	9.1
Loans receivable	2.6	2.6
Total financial assets	251.9	113.7
Accounts payable, accrued liabilities and other current liabilities	120.4	53.9
Derivative liabilities	130.3	26.9
Copper stream liability	44.7
Contingent payment	8.8
Loan payable	12.7	120.2
Convertible senior notes	231.2
Total financial liabilities	$ 548.1	$ 201.0